UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-7660

Name of Fund:  The Massachusetts Health & Education Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       John M. Loffredo, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/2004 - 06/30/2005

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Massachusetts Health & Education Tax-Exempt Trust


By:    /s/ John M. Loffredo
       --------------------
       John M. Loffredo
       Chief Executive Officer
       The Massachusetts Health & Education Tax-Exempt Trust

Date: August 25, 2005